Income Taxes - Schedule of operating loss carryovers (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 191.0	$ 231.0
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	68.0
Other countries
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 123.0